Share capital - Rio Tinto plc - Summary of share capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Rio Tinto Limited shares were held by Rio Tinto plc	0	0	0
Rio Tinto plc [member]
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid up share capital at beginning balance	$ 224	$ 224	$ 230
Shares purchased and cancelled	(4)		(6)
Issued and fully paid up share capital at ending balance	$ 220	$ 224	$ 224
Number of issued and fully paid up share capital at beginning balance	1,384,520,000	1,384,487,000	1,425,378,000
Number of shares held by public at beginning balance	1,384,520,000	1,384,487,000
Ordinary shares issued	26,241	33,210	21,709
Shares purchased and cancelled	(32,937,000)		(40,913,000)
Shares purchased and cancelled	(32,937,109)	0	(40,912,881)
Number of issued and fully paid up share capital at ending balance	1,351,609,000	1,384,520,000	1,384,487,000
Number of shares held by public at ending balance	1,351,609,000	1,384,520,000	1,384,487,000
Rio Tinto plc [member] | Shares held by public [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares held by public at beginning balance	1,374,822,000	1,374,046,000	1,414,147,000
Shares reissued from treasury	147,000	743,000	790,000
Rio Tinto Limited shares were held by Rio Tinto plc	9,551,000	9,698,000	10,441,000
Number of shares held by public at ending balance	1,342,058,000	1,374,822,000	1,374,046,000
Rio Tinto plc [member] | Special voting share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes	1 only	1 only	1 only
Rio Tinto plc [member] | DLC dividend share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes	1 only	1 only	1 only
Rio Tinto plc [member] | Equalisation share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes	1 only	1 only	1 only